                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment  [ ];      Amendment Number: ________
This Amendment (Check only one):  [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Andover Capital Advisors LP
Address:   300 Brickstone Square Suite 1004
           Andover, Massachusetts 01810

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian Kobelski
Title:     Chief Financial Officer
Phone:     978-623-3512

Signature, Place, and Date of Signing:


    /s/ Brian Kobelski      Andover, Massachusetts         May 14, 2007
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and aportion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:          48
Form 13F Information Table Value Total: $   266,642
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                          Andover Capital Advisors LP
                               13F SEC Appraisal
                                   3/31/2007

Item 1:                             Item 2:        Item 3:    Item 4:     Item 5:                    Item 6:
-------                         -------------     --------- ------------ ---------                   -------
                                                                                                     Investment Discretion
-                                                                                                    --------------------
                                                            Market Value  Shrs Or                     Sole    Shared Other
                                                                            Prn
Security                         Security Type      Cusip     (x1000)     Amount   Shrs/PRN Put/Call   (A)     (B)    (C)
--------                        -------------     --------- ------------ --------- -------- -------- -------  ------ -----
AES Corp/The                      Common Stock    00130H105     5,057      235,000   Shrs               X
AmeriCredit Corp                  Common Stock    03060R101     6,401      280,000   Shrs               X
Anadarko Pete Corp                Common Stock    032511107     1,075       25,000   Shrs               X
Bally Technologies Inc            Common Stock    05874B107     1,307       55,425   Shrs               X
Blount International Inc          Common Stock    095180105     1,477      118,661   Shrs               X
Chesapeake Energy Corp            Common Stock    165167107     1,853       60,000   Shrs               X
Choice Hotels International Inc   Common Stock    169905106     3,902      110,127   Shrs               X
Dover Downs Gaming &
Entertainment Inc                 Common Stock    260095104     2,318      180,000   Shrs               X
Dover Motorsports Inc             Common Stock    260174107     3,704      705,500   Shrs               X
EchoStar Communications Corp      CLA             278762109    39,956      920,000   Shrs               X
Equitable Resources Inc           Common Stock    294549100     2,899       60,000   Shrs               X
Famous Dave's Of America Inc      Common Stock    307068106     1,580       87,352   Shrs               X
Forest Oil Corp                   Com Par $.01    346091705     2,169       65,009   Shrs               X
Full House Resorts Inc            Common Stock    359678109     1,394      367,784   Shrs               X
Genesis Energy LP                 Unit Ltd Partn  371927104     2,006       94,000   Shrs               X
Grant Prideco Inc                 Common Stock    38821G101     4,984      100,000   Shrs               X
Isle of Capri Casinos Inc         Common Stock    464592104     2,270       88,603   Shrs               X
Level 3 Communications Inc        Common Stock    52729N100     8,205    1,345,000   Shrs               X
Lodgenet Entertainment Corp       Common Stock    540211109       856       27,852   Shrs               X
MTR Gaming Group Inc              Common Stock    553769100    11,462      876,300   Shrs               X
Magna Ent Corp                    Common Stock    559211107     1,350      370,800   Shrs               X
Multimedia Games Inc              CLA             625453105     2,321      195,000   Shrs               X
Nevada Gold & Casinos Inc         Com New         64126Q206       461      229,512   Shrs               X
Newfield Exploration Co           Common Stock    651290108     8,029      192,500   Shrs               X
Owens Corning Inc                 Common Stock    690742101       319       10,000   Shrs               X
Pengrowth Energy TR               Trust Unit
                                  New             706902509     1,780      105,484   Shrs               X
Penn National Gaming Inc          Common Stock    707569109     5,732      135,120   Shrs               X
PetroHawk Energy Corp             Common Stock    716495106     1,317      100,030   Shrs               X
Range Resources Corp              Common Stock    75281A109       334       10,000   Shrs               X
Regeneration Technologies Inc     Common Stock    75886N100     1,997      275,400   Shrs               X
Royal Caribbean Cruises Ltd       Common Stock    V7780T103     2,108       50,000   Shrs               X
Select Comfort Corp               Common Stock    81616X103     2,225      125,000   Shrs               X
Spanish Broadcasting System       CLA             846425882     1,540      385,000   Shrs               X
Staar Surgical Co                 Com Par $.01    852312305     3,276      594,509   Shrs               X
Standard Register Co/The          Common Stock    853887107       592       46,787   Shrs               X
US Airways Group Inc/NEW          Common Stock    90341W108     6,140      135,000   Shrs               X
USG Corp                          Com New         903293405       700       15,000   Shrs               X
Vonage Holdings Corp              Common Stock    92886T201     2,039      591,000   Shrs               X
Williams Cos Inc                  Common Stock    969457100    17,757      623,934   Shrs               X
Wynn Resorts Ltd                  Common Stock    983134107       949       10,000   Shrs               X
Magna Entertainment Corp          Note 7.25% 12/1 559211AC1       940    1,000,000   PRN                X
Magna Entertainment Corp          Note
                                  8.55% 6/1       559211AD9     8,775    9,000,000   PRN                X
Boyd Gaming Corp                  Common Stock    103304101     1,667       35,000   put                X
Carnival Corp                     Paired CTF      143658300     2,516       53,700   call               X
Las Vegas Sands Corp              Common Stock    517834107     4,331       50,000   put                X
Royal Caribbean Cruises Ltd       Common Stock    V7780T103    19,246      456,500   call               X
SPDR TR                           Unit Series 1   78462F103    35,500      250,000   put                X
iShares TR                        Rusell 2000     464287655    27,829      350,000   put                X

Item 1:                         Item 7: Item 8:
-------                         ------- -------
                                          Voting Authority
-                                       --------------------
                                Others   Sole   Shared Other

Security                        Manager   (A)    (B)    (C)
--------                        ------- ------- ------ -----
AES Corp/The                               X
AmeriCredit Corp                           X
Anadarko Pete Corp                         X
Bally Technologies Inc                     X
Blount International Inc                   X
Chesapeake Energy Corp                     X
Choice Hotels International Inc            X
Dover Downs Gaming &
Entertainment Inc                          X
Dover Motorsports Inc                      X
EchoStar Communications Corp               X
Equitable Resources Inc                    X
Famous Dave's Of America Inc               X
Forest Oil Corp                            X
Full House Resorts Inc                     X
Genesis Energy LP                          X
Grant Prideco Inc                          X
Isle of Capri Casinos Inc                  X
Level 3 Communications Inc                 X
Lodgenet Entertainment Corp                X
MTR Gaming Group Inc                       X
Magna Ent Corp                             X
Multimedia Games Inc                       X
Nevada Gold & Casinos Inc                  X
Newfield Exploration Co                    X
Owens Corning Inc                          X
Pengrowth Energy TR
                                           X
Penn National Gaming Inc                   X
PetroHawk Energy Corp                      X
Range Resources Corp                       X
Regeneration Technologies Inc              X
Royal Caribbean Cruises Ltd                X
Select Comfort Corp                        X
Spanish Broadcasting System                X
Staar Surgical Co                          X
Standard Register Co/The                   X
US Airways Group Inc/NEW                   X
USG Corp                                   X
Vonage Holdings Corp                       X
Williams Cos Inc                           X
Wynn Resorts Ltd                           X
Magna Entertainment Corp                   X
Magna Entertainment Corp
                                           X
Boyd Gaming Corp                           X
Carnival Corp                              X
Las Vegas Sands Corp                       X
Royal Caribbean Cruises Ltd                X
SPDR TR                                    X
iShares TR                                 X